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United States Securities and Exchange Commission
Washington, DC 20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2006

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             UBS Swiss Financial Advisers AG
Address:          Loewenstrasse 49
                  Zurich, Switzerland CH-8098

13F File Number: 28-11603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:    Daniel Heini
Title:   Executive Director
Phone:   41-44-234-4004
         Zurich, Switzerland May 15, 2006
Signature, Place, and Date of Signing:

/S/ Daniel Heini
-----------------------------------------
Daniel Heini
Zurich, Switzerland May 15, 2006

Name:    Gian Matter
Title:   Director
Phone:   41-44-237-8758

Signature, Place, and Date of Signing:
Zurich, Switzerland May 15, 2006

/S/ Gian Matter
------------------------------
Gian Matter
Zurich, Switzerland May 15, 2006

Report Type  (Check only one):

[ ]   13F Holdings Report
[x]   13F Notice
[ ]   13F Combination Report


List of Other Managers Reporting for this Manager:

        Form  13F File Number       Name

        28-10396                    UBS AG